Net Loss Per Share Attributable To Common Stockholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable To Common Stockholders	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
As a result of the Reverse Recapitalization, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding prior to the Closing Date by multiplying them by the exchange ratio of approximately 4.1193 used to determine the number of shares of common stock into which they converted. The common stock issued as a result of the redeemable convertible preferred stock conversion on the Closing Date was included in the basic net loss per share calculation on a prospective basis.
Net loss per share attributable to common stockholders was computed by dividing loss by the weighted-average number of common shares outstanding for the years ended December 31, 2021 and 2020 (in thousands, except for per share data):

	Year Ended December 31,
	2021	2020
Numerator :
Net loss attributable to common stockholders, basic and diluted	$(338,060)	$(14,021)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	131,278	32,841

Net loss per share attributable to common stockholders, basic and diluted	$(2.58)	$(0.43)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share attributable to common stockholders, basic and diluted, because their effect would have been anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period
(shares in thousands):

	As of December 31,
	2021	2020
Public and private warrants	4,260	—
Earn-out shares	23,460	—
Redeemable convertible preferred stock, all series	—	126,409
Warrants to purchase common stock	—	1,081
Common stock options outstanding	42,227	49,206
Unvested RSUs	24,744	—
ESPP Shares	706	—

Total potentially dilutive common stock equivalents	95,397	176,696